Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust
Prospectus Date	rr_ProspectusDate	Jun. 22, 2021
Document Creation Date	dei_DocumentCreationDate	Jul. 15, 2021